Accounts Receivable (Details) - Schedule of Accounts Receivable, Net Related Party - Related Party [Member] - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Accounts Receivables, Net Related Party [Line Items]
Accounts receivable-related franchisees	$ 1,767,120	$ 513,914
Allowance for doubtful accounts	(559,368)	(355,717)
Total, net	$ 1,207,752	$ 158,197